American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
December 31, 2021

Focused Large Cap Value - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.1%
Raytheon Technologies Corp.	211,180	18,174,151
Airlines — 1.2%
Southwest Airlines Co.(1)	235,962	10,108,612
Banks — 5.7%
JPMorgan Chase & Co.	201,870	31,966,115
Truist Financial Corp.	286,664	16,784,177
		48,750,292
Beverages — 1.3%
PepsiCo, Inc.	62,002	10,770,367
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	425,153	24,692,886
Communications Equipment — 5.1%
Cisco Systems, Inc.	533,899	33,833,180
F5, Inc.(1)	38,781	9,490,098
		43,323,278
Containers and Packaging — 1.5%
Sonoco Products Co.	221,822	12,841,275
Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	109,915	32,864,585
Diversified Telecommunication Services — 3.9%
Verizon Communications, Inc.	650,381	33,793,797
Electric Utilities — 3.5%
Duke Energy Corp.	140,939	14,784,501
Pinnacle West Capital Corp.	214,749	15,159,132
		29,943,633
Electrical Equipment — 2.5%
Emerson Electric Co.	185,063	17,205,307
Hubbell, Inc.	20,510	4,271,618
		21,476,925
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	45,442	13,291,785
Food and Staples Retailing — 1.8%
Walmart, Inc.	104,248	15,083,643
Food Products — 4.3%
Conagra Brands, Inc.	549,410	18,762,351
Mondelez International, Inc., Class A	278,670	18,478,608
		37,240,959
Gas Utilities — 3.2%
Atmos Energy Corp.	258,818	27,116,362
Health Care Equipment and Supplies — 9.8%
Becton Dickinson and Co.	78,448	19,728,103
Medtronic plc	361,179	37,363,968
Zimmer Biomet Holdings, Inc.	210,386	26,727,437
		83,819,508
Health Care Providers and Services — 1.7%
UnitedHealth Group, Inc.	29,884	15,005,952
Health Care Technology — 3.4%
Cerner Corp.	314,386	29,197,028

Hotels, Restaurants and Leisure — 1.5%
Sodexo SA	144,221	12,643,559
Household Products — 3.1%
Colgate-Palmolive Co.	145,434	12,411,338
Kimberly-Clark Corp.	98,394	14,062,470
		26,473,808
Industrial Conglomerates — 2.2%
Siemens AG	109,971	19,047,283
Insurance — 9.8%
Aflac, Inc.	257,395	15,029,294
Allstate Corp. (The)	168,167	19,784,848
Chubb Ltd.	73,636	14,234,575
Marsh & McLennan Cos., Inc.	72,375	12,580,222
Reinsurance Group of America, Inc.	201,057	22,013,731
		83,642,670
Oil, Gas and Consumable Fuels — 5.1%
Chevron Corp.	166,976	19,594,633
TotalEnergies SE, ADR	494,384	24,452,233
		44,046,866
Personal Products — 4.2%
Unilever plc, ADR	674,558	36,284,475
Pharmaceuticals — 10.2%
Johnson & Johnson	281,709	48,191,959
Merck & Co., Inc.	260,050	19,930,232
Roche Holding AG	46,429	19,261,587
		87,383,778
Semiconductors and Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	44,847	8,452,314
Software — 1.5%
Open Text Corp.	276,604	13,133,158
TOTAL COMMON STOCKS (Cost $677,947,309)		838,602,949
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $3,694,541), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $3,621,296)		3,621,293
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $12,316,541), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $12,075,010)		12,075,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,133,858	3,133,858
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,830,151)		18,830,151
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $696,777,460)		857,433,100
OTHER ASSETS AND LIABILITIES†		34,191
TOTAL NET ASSETS — 100.0%		$857,467,291

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,231,463	CHF	14,921,584	Morgan Stanley	3/31/22	$(181,909)
USD	47,715,894	EUR	42,138,821	Credit Suisse AG	3/31/22	(346,762)
USD	30,324,848	GBP	22,934,971	JPMorgan Chase Bank N.A.	3/31/22	(706,893)
						$(1,235,564)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
† Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Hotels, Restaurants and Leisure	—	12,643,559	—
Industrial Conglomerates	—	19,047,283	—
Pharmaceuticals	68,122,191	19,261,587	—
Other Industries	719,528,329	—	—
Temporary Cash Investments	3,133,858	15,696,293	—
	790,784,378	66,648,722	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,235,564	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.